Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,304,059	¥ 1,331,671	¥ 1,308,456
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	894,537	926,910	909,868
Beginning balance at original discount rate	865,333	872,572	843,892
Effect of changes in cash flow assumptions	0	125	21,353
Effect of actual variances from expected experience	0	2,495	2,351
Adjusted beginning balance	865,333	875,193	867,596
Issuances	30,127	76,519	82,105
Interests	5,513	11,715	12,490
Net premium earned	(46,315)	(101,554)	(96,605)
Actual variances from cash flow assumptions	(237)	(385)	(299)
Derecognition	3,091	3,845	7,285
Effect of changes in foreign exchange rate	0	0	0
Ending balance at original discount rate	857,512	865,333	872,572
Effect of changes in discount rates	12,008	29,204	54,338
Ending balances	869,520	894,537	926,910
Balances at beginning of year	1,571,886	1,591,268	1,526,258
Beginning balance at original discount rate	1,598,009	1,535,018	1,437,596
Effect of changes in cash flow assumptions	0	1,506	22,525
Adjusted beginning balances	1,598,009	1,536,524	1,460,121
Issuances	30,127	76,519	82,105
Interests	11,996	24,023	23,867
Insurance claims paid	(24,340)	(45,075)	(42,897)
Actual variances from cash flow assumptions	(7,436)	(12,376)	(12,698)
Derecognition	10,943	18,394	24,520
Effect of changes in foreign exchange rate	0	0	0
Ending balances at original discount rate	1,619,299	1,598,009	1,535,018
Effect of changes in discount rates	(94,265)	(26,123)	56,250
Ending balance	1,525,034	1,571,886	1,591,268
Net liability for future policy benefits	655,514	677,349	664,358
Deferred profit liabilities	39,815	35,770	26,173
Subtotal	695,329	713,119	690,531
Less: Reinsurance recoverable	132	215	210
The liability for future policy benefits, after reinsurance recoverable	695,197	712,904	690,321
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,389,063	1,380,953	1,377,265
Beginning balance at original discount rate	1,338,398	1,285,377	1,261,182
Effect of changes in cash flow assumptions	0	48,389	28,690
Effect of actual variances from expected experience	0	22,851	1,414
Adjusted beginning balance	1,338,398	1,356,617	1,291,286
Issuances	28,481	83,982	86,304
Interests	9,360	18,762	19,412
Net premium earned	(59,561)	(117,670)	(114,874)
Actual variances from cash flow assumptions	(439)	(710)	(652)
Derecognition	(1,957)	(2,583)	3,901
Effect of changes in foreign exchange rate	0	0	0
Ending balance at original discount rate	1,314,282	1,338,398	1,285,377
Effect of changes in discount rates	13,733	50,665	95,576
Ending balances	1,328,015	1,389,063	1,380,953
Balances at beginning of year	1,918,462	1,922,003	1,877,906
Beginning balance at original discount rate	1,887,744	1,793,991	1,708,857
Effect of changes in cash flow assumptions	0	53,098	29,515
Adjusted beginning balances	1,887,744	1,847,089	1,738,372
Issuances	28,481	83,982	86,304
Interests	14,123	27,839	27,677
Insurance claims paid	(35,369)	(96,364)	(65,052)
Actual variances from cash flow assumptions	(3,485)	20,178	(6,083)
Derecognition	1,328	5,020	12,773
Effect of changes in foreign exchange rate	0	0	0
Ending balances at original discount rate	1,892,822	1,887,744	1,793,991
Effect of changes in discount rates	(53,678)	30,718	128,012
Ending balance	1,839,144	1,918,462	1,922,003
Net liability for future policy benefits	511,129	529,399	541,050
Deferred profit liabilities	66,255	61,668	54,801
Subtotal	577,384	591,067	595,851
Less: Reinsurance recoverable	0	0	0
The liability for future policy benefits, after reinsurance recoverable	577,384	591,067	595,851
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	374,951	422,753	366,081
Beginning balance at original discount rate	409,847	438,079	355,835
Effect of changes in cash flow assumptions	0	(6,975)	662
Effect of actual variances from expected experience	0	(1,957)	(209)
Adjusted beginning balance	409,847	429,147	356,288
Issuances	22,366	22,660	77,532
Interests	5,782	10,966	9,263
Net premium earned	(33,580)	(60,198)	(49,290)
Actual variances from cash flow assumptions	(656)	(1,274)	(8)
Derecognition	(14,744)	(33,441)	2,610
Effect of changes in foreign exchange rate	49,340	41,987	41,684
Ending balance at original discount rate	438,355	409,847	438,079
Effect of changes in discount rates	(50,253)	(34,896)	(15,326)
Ending balances	388,102	374,951	422,753
Balances at beginning of year	387,073	437,464	366,081
Beginning balance at original discount rate	573,616	543,504	402,552
Effect of changes in cash flow assumptions	0	(6,296)	626
Adjusted beginning balances	573,616	537,208	403,178
Issuances	22,366	22,660	77,532
Interests	8,163	14,552	11,125
Insurance claims paid	(7,666)	(13,370)	(1,631)
Actual variances from cash flow assumptions	4,416	9,002	(329)
Derecognition	(21,716)	(47,189)	2,533
Effect of changes in foreign exchange rate	70,615	50,753	51,096
Ending balances at original discount rate	649,794	573,616	543,504
Effect of changes in discount rates	(252,809)	(186,543)	(106,040)
Ending balance	396,985	387,073	437,464
Net liability for future policy benefits	8,883	12,122	14,711
Deferred profit liabilities	22,595	15,578	7,573
Subtotal	31,478	27,700	22,284
Less: Reinsurance recoverable	0	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 31,478	¥ 27,700	¥ 22,284